Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Data Storage Corp
Entity Central Index Key	0001419951
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment no. 1
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV